Business segment information (Tables)	9 Months Ended
Sep. 30, 2011
Business segment information [Abstract]
Business segment information
The following is our segment information as of and for the quarters ended September 30, 2011 and 2010:

		Reportable Business Segments
		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$214,442	$85,194	$55,508	$-	$355,144
	2010	206,572	102,614	58,447	-	367,633
Operating income:	2011	34,650	14,128	16,867	-	65,645
	2010	45,298	27,157	16,053	-	88,508
Depreciation and amortization	2011	11,437	3,292	3,050	-	17,779
expense:	2010	11,099	2,911	5,369	-	19,379
Total assets:	2011	816,500	104,375	173,118	293,394	1,387,387
	2010	779,588	65,054	181,982	298,227	1,324,851
Capital asset purchases:	2011	-	-	-	8,930	8,930
	2010	-	-	-	10,547	10,547

The following is our segment information as of and for the nine months ended September 30, 2011 and 2010:

		Reportable Business Segments
		Small Business Services	Financial Services	Direct Checks	Corporate	Consolidated
Revenue from external customers:	2011	$617,600	$259,865	$173,705	$-	$1,051,170
	2010	592,063	302,307	156,379	-	1,050,749
Operating income:	2011	104,749	43,039	49,298	-	197,086
	2010	104,843	71,178	44,662	-	220,683
Depreciation and amortization	2011	33,970	9,457	13,035	-	56,462
expense:	2010	34,230	8,880	11,553	-	54,663
Total assets:	2011	816,500	104,375	173,118	293,394	1,387,387
	2010	779,588	65,054	181,982	298,227	1,324,851
Capital asset purchases:	2011	-	-	-	28,226	28,226
	2010	-	-	-	31,613	31,613